Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	19.00%	20.00%	21.00%
Proportion relating to former employees not yet retired	11.00%	11.00%	12.00%
Proportion relating to retirees	70.00%	69.00%	67.00%
Defined benefit obligation	100.00%	100.00%	100.00%
Average duration of obligations (years)	13.4	13.9	14.3
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%
Proportion relating to former employees not yet retired	11.00%
Proportion relating to retirees	69.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	13.4
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	15.00%
Proportion relating to former employees not yet retired	2.00%
Proportion relating to retirees	83.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	12.7